10-Q REVENUES - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Recognition of revenue deferred in the prior year	$ 507,000	$ 0	$ 0
Consolidation, Eliminations
Disaggregation of Revenue [Line Items]
Recognition of revenue deferred in the prior year	$ (347,000)